Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

January 31, 2020

TQG-QTLY-0320
1.813068.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Entertainment - 0.9%
The Walt Disney Co.	207,600	$28,713,156
Interactive Media & Services - 9.0%
Alphabet, Inc. Class A (a)	102,600	147,003,228
Facebook, Inc. Class A (a)	612,000	123,568,920
		270,572,148

TOTAL COMMUNICATION SERVICES		299,285,304

CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.5%
Marriott International, Inc. Class A	118,800	16,639,128
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	57,000	114,497,040
Specialty Retail - 2.4%
AutoZone, Inc. (a)	17,000	17,985,320
Lowe's Companies, Inc.	244,000	28,362,560
TJX Companies, Inc.	422,745	24,958,865
		71,306,745

TOTAL CONSUMER DISCRETIONARY		202,442,913

FINANCIALS - 12.3%
Banks - 4.8%
Bank of America Corp.	2,113,500	69,386,205
JPMorgan Chase & Co.	571,600	75,656,976
		145,043,181
Capital Markets - 7.5%
Moody's Corp.	410,000	105,283,900
MSCI, Inc.	35,000	10,003,000
S&P Global, Inc.	373,294	109,647,647
		224,934,547

TOTAL FINANCIALS		369,977,728

HEALTH CARE - 15.4%
Health Care Equipment & Supplies - 5.2%
Boston Scientific Corp. (a)	2,334,000	97,724,580
Novocure Ltd. (a)	136,816	11,145,031
Stryker Corp.	194,000	40,875,800
TransMedics Group, Inc.	396,027	6,934,433
		156,679,844
Health Care Providers & Services - 4.4%
Centene Corp. (a)	253,000	15,890,930
UnitedHealth Group, Inc.	424,000	115,518,800
		131,409,730
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)(b)	30,500	2,787,395
Pharmaceuticals - 5.7%
AstraZeneca PLC sponsored ADR	1,149,000	55,956,300
Eli Lilly & Co.	602,000	84,063,280
Sanofi SA sponsored ADR	658,000	31,761,660
		171,781,240

TOTAL HEALTH CARE		462,658,209

INDUSTRIALS - 4.6%
Aerospace & Defense - 0.4%
Northrop Grumman Corp.	33,000	12,360,810
Machinery - 0.6%
PACCAR, Inc.	231,000	17,142,510
Road & Rail - 3.6%
Kansas City Southern	432,100	72,890,949
Norfolk Southern Corp.	169,000	35,187,490
		108,078,439

TOTAL INDUSTRIALS		137,581,759

INFORMATION TECHNOLOGY - 44.3%
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	450,568	44,817,999
IT Services - 17.0%
Accenture PLC Class A	544,000	111,634,240
Fidelity National Information Services, Inc.	202,000	29,019,320
Fiserv, Inc. (a)	197,000	23,366,170
Global Payments, Inc.	191,000	37,330,950
MasterCard, Inc. Class A	398,700	125,965,278
PayPal Holdings, Inc. (a)	424,000	48,289,360
Shopify, Inc. Class A (a)	76,300	35,534,214
Square, Inc. (a)	171,000	12,771,990
Visa, Inc. Class A	445,000	88,541,650
		512,453,172
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	199,800	9,390,600
Lam Research Corp.	237,000	70,675,770
Marvell Technology Group Ltd.	735,246	17,675,314
Micron Technology, Inc. (a)	1,117,000	59,301,530
NVIDIA Corp.	390,000	92,207,700
NXP Semiconductors NV	256,000	32,476,160
		281,727,074
Software - 11.4%
Adobe, Inc. (a)	411,112	144,357,868
Microsoft Corp.	1,172,000	199,509,559
		343,867,427
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	488,000	151,040,880

TOTAL INFORMATION TECHNOLOGY		1,333,906,552

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
American Tower Corp.	385,200	89,266,248
Prologis, Inc.	890,800	82,737,504
		172,003,752
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	81,000	21,724,200
TOTAL COMMON STOCKS
(Cost $2,234,968,594)		2,999,580,417

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.58% (c)	34,273,053	34,279,907
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	1,976,652	1,976,850
TOTAL MONEY MARKET FUNDS
(Cost $36,256,071)		36,256,757
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,271,224,665)		3,035,837,174
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(24,894,902)
NET ASSETS - 100%		$3,010,942,272

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$116,132
Fidelity Securities Lending Cash Central Fund	252
Total	$116,384

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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